CERTIFICATION
                                 -------------

         Pursuant to Rule 497(j) of the Securities Act of 1933, Lehman Brothers Reserve Liquidity Series (1933 Act File No. 333-122846; 1940 Act File No. 811-21716) ("Registrant") hereby certifies (a) that the forms of the prospectuses used with respect to Lehman Brothers Reserve Liquidity Fund, Lehman Brothers Prime Reserve Money Fund, and Lehman Brothers U.S. Treasury Reserve Fund, each a series of the Registrant, do not differ from those contained in Pre-Effective Amendment No. 1 ("Amendment No. 1") to the Registrant's Registration Statement and (b) that Amendment No. 1 was filed electronically.



Dated:   April 14, 2005                     By:      /s/Claudia A. Brandon
                                                     ------------------------
                                                     Claudia A. Brandon
                                                     Secretary